Other comprehensive income/(loss)	12 Months Ended
Dec. 31, 2016
Other comprehensive income/(loss)
Other comprehensive income/(loss)

23. Other comprehensive income/(loss)

Changes in the composition of accumulated other comprehensive income/(loss) for the years ended December 31, 2014, 2015 and 2016 are as follows:

	Foreign currency translation adjustments	Net unrealized gains/(losses) on available-for-sale securities	Total
	RMB	RMB	RMB
Balances as of December 31, 2013	(291,840)	23,222	(268,618)
Other comprehensive income/(loss)	(121,612)	14,105	(107,507)

Balances as of December 31, 2014	(413,452)	37,327	(376,125)
Other comprehensive income/(loss)	953,573	(22,622)	930,951

Balances as of December 31, 2015	540,121	14,705	554,826
Other comprehensive income	943,616	44,951	988,567

Balances as of December 31, 2016	1,483,737	59,656	1,543,393

Amounts included in accumulated other comprehensive loss are recorded net of their related income tax effects.